Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash flows from operating activities	$ 28,885	$ 25,671	$ 8,823
Interest received	38	16	1
Interest paid	(199)	(210)	(493)
Tax paid	(4,212)	(2,466)	(1,462)
Net cash from operating activities	24,512	23,011	6,869
Cash flows from investing activities
Acquisition of property, plant and equipment	(21,639)	(19,885)	(16,567)
Proceeds from sale of property, plant and equipment		3
Net cash used in investing activities	(21,639)	(19,882)	(16,567)
Cash flows from financing activities
Dividends paid	(3,310)	(2,994)	(2,504)
Term loan repayments	(1,500)
Term loan proceeds		3,000
Term loan transaction costs		(73)
Proceeds from issue of share capital	246	433
Share repurchase cost	(146)
Net cash (used in)/from financing activities	(4,710)	366	(2,504)
Net (decrease)/increase in cash and cash equivalents	(1,837)	3,495	(12,202)
Effect of exchange rate fluctuation on cash held	258	(40)
Net cash and cash equivalents at beginning of year	14,335	10,880	23,082
Net cash and cash equivalents at year end	$ 12,756	$ 14,335	$ 10,880